Insurance Contract Liabilities - Provision For Unearned Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change In Unearned Premiums [Roll Forward]
Provision for unearned premiums – January 1	$ 3,740.4	$ 3,284.8
Gross premiums written	12,207.5	9,534.3
Less: gross premiums earned	(11,822.0)	(9,209.7)
Acquisitions of subsidiaries (note 23)	1,906.2	111.1
Divestiture of subsidiary (note 23)	(157.9)	0.0
Foreign exchange effect and other	77.5	19.9
Provision for unearned premiums - December 31	$ 5,951.7	$ 3,740.4